Common Stock (Details) (USD $)	1 Months Ended	6 Months Ended		7 Months Ended	12 Months Ended	19 Months Ended	25 Months Ended
	Dec. 31, 2010	Nov. 30, 2012	Nov. 30, 2011	May 31, 2011	May 31, 2012	May 31, 2012	Nov. 30, 2012
Common Stock [Abstract]
Common stock issued to the officers and directors	7,500,000
Cash proceeds from common stock issued to the officers and directors	$ 750			$ 750
Common stock issued				2,000,000
Net proceeds from issuance of common stock				$ 38,922		$ 38,922	$ 38,922
Common stock issued for cash, par value				$ 0.0001
Offering price per share				$ 0.02